CONCENTRATION AND CREDIT RISK	12 Months Ended
Dec. 31, 2022
Concentration And Credit Risk
CONCENTRATION AND CREDIT RISK

3. CONCENTRATION AND CREDIT RISK

Financial instruments which potentially subject the Company to credit risk, consist principally of cash. Cash is maintained with a major financial institution in the USA that is creditworthy. The Company maintains cash in a bank account insured up to $250,000 by the Federal Deposit Insurance Corporation (“FDIC). At December 31, 2022 and 2021, no cash balances were in excess of federally insured limits.

During the year ended December 31, 2022, two customers individually made up 10% or more of total revenue. Their balances amounted to $1,520,750; $1,250,000 was generated from the movie distribution sale and $270,750 from consulting services. During the year ended December 31, 2021, there were no customers that individually accounted for 10% (or more) of total revenue. During the year ended December 31, 2022, two customers individually made up 10% or more of total accounts receivable, their balances amounted to $165,750. There was no accounts receivable balance on December 31, 2021.